CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series C Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Series C Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Series C Preferred Stock, Shares Issued	0	0	0
Series C Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	700,000,000	700,000,000	700,000,000
Common Stock, Shares Issued	3,536,865	3,536,865	3,514,671
Common Stock, Shares Outstanding	3,536,865	3,536,865	3,514,671